Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,301,135
Total Corporate Bonds (identified cost $2,218,844)		$ 1,301,135

Tax-Exempt Municipal Obligations — 101.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	$1,140	$ 1,268,398
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 4.00%, 10/15/38	750	770,655
Green Bonds, 5.00%, 9/15/47(1)	4,000	4,430,200
		$ 6,469,253
Education — 8.6%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 252,777
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	311,403
5.00%, 5/1/29	540	559,937
5.00%, 5/1/30	635	657,409
5.00%, 5/1/31	450	465,151
5.00%, 5/1/32	1,095	1,129,788
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	187,422
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	224,417
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	233,318
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	245,124
5.00%, 10/1/32	260	270,715
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(2)	430	433,186
5.00%, 6/1/50(2)	1,640	1,619,828
Security	Principal Amount (000's omitted)	Value
Education (continued)
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	$3,020	$ 2,943,534
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,825,760
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,735,684
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,623,335
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29	150	160,539
5.00%, 7/1/32	275	300,380
5.00%, 7/1/46	375	384,450
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,259,068
5.00%, 7/1/51	2,750	2,965,462
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	3,750	3,996,450
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	732,065
		$ 32,517,202
Electric Utilities — 4.4%
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/35	$2,400	$ 2,635,920
5.00%, 9/1/39	2,500	2,700,325
Utility Debt Securitization Authority, NY:
5.00%, 6/15/26	2,485	2,528,065
5.00%, 12/15/26	2,600	2,669,368
5.00%, 12/15/33	2,895	2,919,202
5.00%, 9/15/52	3,050	3,387,635
		$ 16,840,515
Escrowed/Prerefunded — 1.3%
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$5,000	$ 5,126,800
		$ 5,126,800
General Obligations — 9.9%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 378,172
2.00%, 11/15/34	430	383,229
2.00%, 11/15/35	490	410,409
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	829,844

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
East Meadow Union Free School District, NY: (continued)
2.00%, 6/15/34	$970	$ 836,547
Nassau County, NY, 5.00%, 4/1/37	1,600	1,854,864
New York, NY:
4.00%, 9/1/46	2,000	1,970,720
4.00%, 4/1/50	2,000	1,950,420
5.00%, 4/1/37	2,475	2,835,608
5.00%, 8/1/37	1,710	1,960,447
5.25%, 5/1/42	1,665	1,879,385
5.25%, 4/1/47	2,000	2,261,220
5.25%, 10/1/47	2,500	2,812,400
5.50%, 5/1/44	2,500	2,871,050
5.50%, 5/1/46	2,600	2,976,948
North Hempstead, NY, 2.00%, 9/15/35	170	137,834
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	2,006,538
2.00%, 11/1/32	1,445	1,301,656
2.00%, 11/1/33	530	465,822
2.00%, 11/1/34	2,015	1,720,871
2.00%, 11/1/35	2,225	1,826,992
Puerto Rico:
5.625%, 7/1/29	1,634	1,752,062
5.75%, 7/1/31	1,000	1,094,320
Valley Stream, NY:
2.25%, 5/15/27	250	228,940
2.375%, 5/15/28	255	230,308
Westchester County, NY, 2.00%, 10/15/33	510	440,941
		$ 37,417,547
Hospital — 4.2%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$ 761,768
5.00%, 10/1/33	730	793,247
5.00%, 10/1/34	750	813,112
5.00%, 10/1/35	800	861,712
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	505	353,520
5.00%, 11/1/37	1,615	1,538,837
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	522,750
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	758,798
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,950	3,100,922
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	$3,480	$ 3,547,756
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	2,800,680
		$ 15,853,102
Housing — 2.0%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,386,700
2.85%, 11/1/39	3,940	3,215,394
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	785	726,510
New York Mortgage Agency, 3.65%, 4/1/32	115	114,786
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	192,095
5.00%, 6/1/28	550	571,901
5.00%, 6/1/29	160	166,490
5.00%, 6/1/42	1,250	1,265,850
		$ 7,639,726
Industrial Development Revenue — 3.9%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$235	$ 235,935
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,807,127
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	824,594
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,064,820
(AMT), 5.00%, 10/1/40	4,165	4,262,211
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,511,200
		$ 14,705,887
Insured - Education — 2.1%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,952,010
		$ 7,952,010

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 2.5%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,365,934
		$ 9,365,934
Insured - General Obligations — 2.2%
Monroe County, NY, (AGM), 5.00%, 6/1/29	$300	$ 340,110
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,140	3,142,669
(AGM), 5.00%, 4/1/37	3,325	3,710,101
Oyster Bay, NY, (AGM), 5.00%, 8/1/25	1,000	1,040,080
		$ 8,232,960
Insured - Lease Revenue/Certificates of Participation — 0.9%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/36	$3,000	$ 3,381,510
		$ 3,381,510
Insured - Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$ 1,254,233
		$ 1,254,233
Insured - Solid Waste — 0.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 293,387
(AGM), (AMT), 5.00%, 5/1/31	350	373,355
(AGM), (AMT), 5.00%, 5/1/32	450	479,628
(AGM), (AMT), 5.00%, 5/1/33	375	399,604
(AGM), (AMT), 5.00%, 5/1/34	500	533,315
		$ 2,079,289
Lease Revenue/Certificates of Participation — 2.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48(3)	$3,400	$ 3,761,590
Erie Industrial Development Authority, NY, (School District Buffalo Project):
5.00%, 5/1/25	2,000	2,072,780
5.00%, 5/1/26	1,000	1,059,700
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,952,720
		$ 10,846,790
Security	Principal Amount (000's omitted)	Value
Other Revenue — 3.2%
Build NYC Resource Corp., NY, (Children's Aid Society):
4.00%, 7/1/36	$125	$ 127,127
4.00%, 7/1/37	165	166,262
4.00%, 7/1/38	150	150,195
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	3,855	4,053,764
Green Bonds, 4.00%, 2/15/37	2,300	2,361,157
Green Bonds, 4.00%, 2/15/40	3,500	3,508,155
Green Bonds, 4.00%, 2/15/44	2,000	1,975,860
		$ 12,342,520
Senior Living/Life Care — 2.8%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,390,191
5.25%, 11/1/30	830	848,949
5.25%, 11/1/31	675	690,410
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,508,640
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	146,921
Series 2020B, 5.00%, 12/1/40	2,000	1,958,940
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	281,659
5.00%, 7/1/28	640	672,486
5.00%, 7/1/29	250	262,865
		$ 10,761,061
Special Tax Revenue — 27.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	$1,500	$ 1,534,815
4.00%, 11/1/40	2,000	2,001,300
4.00%, 5/1/41	3,000	2,990,700
4.00%, 2/1/43	4,000	3,962,200
4.00%, 8/1/48	2,000	1,963,520
5.00%, 8/1/39	4,250	4,503,725
5.00%, 11/1/46(1)	5,000	5,504,550
5.00%, 2/1/51	1,500	1,629,315
5.50%, 11/1/45(1)	5,000	5,732,850
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 8/1/39(4)	1,700	1,700,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,446,025

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
4.00%, 3/15/47	$2,595	$ 2,538,818
4.00%, 3/15/48	1,930	1,883,352
5.00%, 3/15/46	3,585	3,912,131
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,969,880
5.00%, 3/15/35	1,960	2,072,093
5.00%, 3/15/42	4,000	4,254,360
(AMT), 5.00%, 3/15/33	890	963,817
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	4,250	4,194,070
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	7,500	7,574,775
4.00%, 3/15/45	2,000	1,982,200
New York Thruway Authority:
4.00%, 3/15/47	2,500	2,442,175
4.00%, 3/15/55	2,000	1,913,280
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,299,085
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,211,000
4.00%, 5/15/46	1,455	1,427,326
5.00%, 5/15/47	2,500	2,726,950
5.00%, 11/15/49	7,545	8,087,938
5.00%, 5/15/51	6,000	6,463,440
5.00%, 5/15/52	2,000	2,289,420
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,356,370
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	2,500	2,446,950
		$105,978,430
Transportation — 13.2%
Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/26	$1,000	$ 1,041,260
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	210,034
Metropolitan Transportation Authority, NY:
5.00%, 11/15/42	1,935	1,934,923
Green Bonds, 4.75%, 11/15/45	900	917,055
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,917,624
New York Thruway Authority:
4.00%, 1/1/41	3,000	2,959,500
5.00%, 1/1/37	775	834,543
Series 2016A, 5.00%, 1/1/33	3,125	3,257,687
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	$2,150	$ 2,150,086
(AMT), 5.00%, 7/1/46	9,100	9,002,994
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	2,007,600
(AMT), 4.00%, 12/1/40	100	95,082
(AMT), 4.00%, 12/1/42	1,205	1,126,422
(AMT), 5.00%, 12/1/28	2,000	2,117,580
(AMT), 5.00%, 12/1/38	1,500	1,573,800
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,216,401
(AMT), 5.00%, 4/1/31	180	191,673
Port Authority of New York and New Jersey:
4.00%, 11/1/39	1,100	1,111,825
4.00%, 11/1/49	3,000	2,953,470
6.125%, 6/1/94	2,500	2,545,600
(AMT), 4.00%, 9/1/38	1,000	1,002,320
(AMT), 5.00%, 10/15/35	1,520	1,585,360
(AMT), 5.00%, 11/15/37	1,250	1,302,988
(AMT), 5.00%, 7/15/38	2,550	2,775,139
(AMT), 5.00%, 1/15/47	2,000	2,109,420
(AMT), 5.50%, 8/1/52	2,000	2,190,240
		$ 50,130,626
Water and Sewer — 7.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,171,895
4.125%, 6/15/47	1,250	1,248,275
5.00%, 6/15/35	1,130	1,175,358
5.00%, 6/15/47(1)	2,000	2,203,260
5.00%, 6/15/50	3,025	3,259,589
5.00%, 6/15/51	5,000	5,400,450
5.25%, 6/15/46	2,400	2,726,568
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/15/44(4)	800	800,000
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 11/15/32	330	395,864
Green Bonds, 5.00%, 5/15/35	300	356,415
Green Bonds, 5.00%, 11/15/35	250	295,505
Green Bonds, 5.00%, 5/15/36	165	194,045
Green Bonds, 5.00%, 11/15/36	100	116,821
Green Bonds, 5.00%, 11/15/37	315	364,304

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York State Environmental Facilities Corp., (State Revolving Fund): (continued)
Green Bonds, 5.00%, 11/15/38	$450	$ 518,175
Green Bonds, 5.00%, 11/15/39	425	485,907
Green Bonds, 5.00%, 11/15/41	1,000	1,131,790
Green Bonds, 5.00%, 11/15/42	1,100	1,239,744
		$ 27,083,965
Total Tax-Exempt Municipal Obligations (identified cost $383,126,453)		$385,979,360

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,256,900
		$ 4,256,900
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,125,880
		$ 1,125,880
Lease Revenue/Certificates of Participation — 0.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,805	$ 1,758,395
		$ 1,758,395
Total Taxable Municipal Obligations (identified cost $7,982,394)		$ 7,141,175
Total Investments — 103.9% (identified cost $393,327,691)		$394,421,670
Other Assets, Less Liabilities — (3.9)%		$(14,667,909)
Net Assets — 100.0%		$379,753,761

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $6,849,160 or 1.8% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.5% of total investments.

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	9/20/23	$(14,340,406)	$9,607
					$9,607
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,301,135	$ —	$ 1,301,135
Tax-Exempt Municipal Obligations	—	385,979,360	—	385,979,360
Taxable Municipal Obligations	—	7,141,175	—	7,141,175
Total Investments	$ —	$394,421,670	$ —	$394,421,670
Futures Contracts	$9,607	$ —	$ —	$ 9,607
Total	$9,607	$394,421,670	$ —	$394,431,277

Eaton Vance
New York Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.